LONG-TERM LOANS AND OTHER BORROWINGS - Bonds and Notes (Details) $ in Millions, Rp in Billions	Dec. 31, 2020 USD ($)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2019 IDR (Rp)
Borrowings and other credit facilities
Current maturities		Rp (9,350.0)	Rp (8,746.0)
Long-term portion	$ 2,175	30,561.0	32,289.0
Bonds and notes
Borrowings and other credit facilities
Outstanding balance		7,478.0	9,969.0
Unamortized debt issuance cost		(9.0)	(11.0)
Total loans and other borrowings		7,469.0	9,958.0
Current maturities		(478.0)	(2,491.0)
Long-term portion		6,991.0	7,467.0
2010 - Series B Bonds
Borrowings and other credit facilities
Outstanding balance		1,995.0
2015 - Series A Bonds
Borrowings and other credit facilities
Outstanding balance		2,200.0
2015 - Series B Bonds
Borrowings and other credit facilities
Outstanding balance		2,100.0
2015 - Series C Bonds
Borrowings and other credit facilities
Outstanding balance		1,200.0
2015 - Series D Bonds
Borrowings and other credit facilities
Outstanding balance		1,500.0
MTN I Telkom 2018 - Series A
Borrowings and other credit facilities
Outstanding balance		262.0
MTN I Telkom 2018 - Series B
Borrowings and other credit facilities
Outstanding balance		200.0
MTN I Telkom 2018 - Series C
Borrowings and other credit facilities
Outstanding balance		296.0
MTN - Syariah Ijarah I Telkom 2018 - Series A
Borrowings and other credit facilities
Outstanding balance		264.0
MTN - Syariah Ijarah I Telkom 2018 - Series B
Borrowings and other credit facilities
Outstanding balance		296.0
MTN - Syariah Ijarah I Telkom 2018 - Series C
Borrowings and other credit facilities
Outstanding balance		182.0
Rupiah | 2010 - Series B Bonds
Borrowings and other credit facilities
Outstanding balance			1,995.0
Rupiah | 2015 - Series A Bonds
Borrowings and other credit facilities
Outstanding balance		2,200.0	2,200.0
Rupiah | 2015 - Series B Bonds
Borrowings and other credit facilities
Outstanding balance		2,100.0	2,100.0
Rupiah | 2015 - Series C Bonds
Borrowings and other credit facilities
Outstanding balance		1,200.0	1,200.0
Rupiah | 2015 - Series D Bonds
Borrowings and other credit facilities
Outstanding balance		1,500.0	1,500.0
Rupiah | MTN I Telkom 2018 - Series B
Borrowings and other credit facilities
Outstanding balance			200.0
Rupiah | MTN I Telkom 2018 - Series C
Borrowings and other credit facilities
Outstanding balance		296.0	296.0
Rupiah | MTN - Syariah Ijarah I Telkom 2018 - Series B
Borrowings and other credit facilities
Outstanding balance			296.0
Rupiah | MTN - Syariah Ijarah I Telkom 2018 - Series C
Borrowings and other credit facilities
Outstanding balance		Rp 182.0	Rp 182.0